John Hancock Variable Insurance Trust

Supplement dated March 20, 2017

to the Prospectus dated May 1, 2016

Emerging Markets Value Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Joseph H. Chi, CFA Senior Portfolio Manager and Vice President Managed fund since 2010	Jed S. Fogdall Senior Portfolio Manager and Vice President Managed fund since 2010	Daniel Ong Senior Portfolio Manager and Vice President Managed fund since 2015
Mary T. Phillips, CFA Senior Portfolio Manager and Vice President Managed fund since 2017	Bhanu P. Singh Senior Portfolio Manager and Vice President Managed fund since 2015

International Small Company Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Joseph H. Chi, CFA Senior Portfolio Manager and Vice President Managed fund since 2010	Jed S. Fogdall Senior Portfolio Manager and Vice President Managed fund since 2010	Arun Keswani, CFA Senior Portfolio Manager and Vice President Managed fund since 2015
Mary T. Phillips, CFA Senior Portfolio Manager and Vice President Managed fund since 2017	Bhanu P. Singh Senior Portfolio Manager and Vice President Managed fund since 2015

Small Cap Opportunities Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Joseph H. Chi, CFA Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2012	Jed S. Fogdall Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2012	Joel Schneider Senior Portfolio Manager and Vice President; Dimensional Fund Advisors LP Managed fund since 2015
Juliet Ellis, CFA* Lead Portfolio Manager; Invesco Advisers, Inc. Managed fund since 2008 *Effective June 30, 2017, Juliet Ellis will no longer serve as a portfolio manager of the fund.	Juan Hartsfield, CFA** Portfolio Manager; Invesco Advisers, Inc. Managed fund since 2008 **Effective June 30, 2017, Juan Hartsfield will become Lead Portfolio Manager.	Davis Paddock, CFA Portfolio Manager; Invesco Advisers, Inc. Managed fund since 2016

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Dimensional Fund Advisors LP” is amended to include Mary T. Phillips as one of the Portfolio Managers of Emerging Markets Value Trust and International Small Company Trust. In addition, Henry F. Gray is no longer one of the Portfolio Managers of Emerging Markets Value Trust, International Small Company Trust and Small Cap Opportunities Trust:

Mary T. Phillips, CFA. Senior Portfolio Manager and Vice President. Ms. Phillips joined Dimensional in 2012 and has been a portfolio manager since 2014.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust

Supplement dated March 20, 2017

to the Statement of Information dated May 1, 2016

Dimensional Fund Advisors LP*

The section under “APPENDIX III - PORTFOLIO MANAGER INFORMATION” applicable to Dimensional Fund Advisors LP is amended and restated as follows to the extent that it relates to the portfolio managers of Emerging Markets Value Trust, International Small Company Trust, and Small Cap Opportunities Trust, or a portion thereof*:

In accordance with the team approach used to manage the trusts referenced above (the “Portfolios”), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional Fund Advisors LP (“Dimensional”). The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios, based on the parameters established by the Investment Committee.  The personnel named below coordinate the efforts of all other portfolio managers and trading personnel with respect to the day-to-day management of the Portfolios as shown below. Each Portfolio’s portfolio managers are jointly and primarily responsible for the day-to-day management of the Portfolio, or portion thereof.

Emerging Markets Value Trust                     Joseph H. Chi, CFA, Jed S. Fogdall, Daniel Ong, Mary T. Phillips, CFA and Bhanu P. Singh

Small Cap Opportunities Trust*                     Joseph H. Chi, CFA, Juliet Ellis, CFA, Jed S. Fogdall, Juan Hartsfield, Davis Paddock, CFA, and Joel Schneider

International Small Company Trust               Joseph H. Chi, CFA, Jed S. Fogdall, Arun Keswani, CFA, Mary T. Phillips, CFA and Bhanu P. Singh

*Small Cap Opportunities Trust is also subadvised by Invesco Advisers, Inc.

The following table reflects information as of December 31, 2016:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Joseph H. Chi	139	$307,278	58	$13,967	86	$28,879
Jed S. Fogdall	139	$307,278	58	$13,967	86	$28,879
Arun Keswani	19	$37,897	None	None	4	$1,985
Daniel Ong	11	$27,250	2	$283,842	12	$5,795
Mary T. Phillips	15	$20,754	None	None	None	None
Joel Schneider	26	$51,340	3	$6,678	18	$5,343
Bhanu P. Singh	69	$150,464	29	$2,849	53	$15,866

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Joseph H. Chi	None	None	1	$213	6	$2,609
Jed S. Fogdall	None	None	1	$213	6	$2,609
Arun Keswani	None	None	None	None	2	$1,527
Daniel Ong	None	None	None	None	2	$698
Mary T. Phillips	None	None	None	None	None	None
Joel Schneider	None	None	1	$213	None	None
Bhanu P. Singh	None	None	None	None	6	$2,609

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the Portfolios that they managed as of December 31, 2016.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.